Note 10 - Concentrations of business risk	12 Months Ended
Dec. 31, 2012
Concentration Risk Disclosure [Text Block]
10.	Concentrations of business risk

Credit risk

Credit risk is defined by the Company as an unexpected loss in cash and earnings if a collaborative partner is unable to pay its obligations in due time.  The Company’s main source of credit risk is related to its accounts receivable balance which principally represents temporary financing provided to collaborative partners in the normal course of operations. Accounts receivable from the U.S. Government as at December 31, 2012 were $947,802 and represent 89% of total accounts receivable as at that date (December 31, 2011 - $747,720 and 85%).

The Company does not currently maintain a provision for bad debts as the majority of accounts receivable are from collaborative partners or government agencies and are considered low risk.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at December 31, 2012 was the accounts receivable balance of $1,069,437 (December 31, 2011 - $880,693).

All accounts receivable balances were current as at December 31, 2012 and December 31, 2011.

Significant collaborators and customers risk

We depend on a small number of collaborators and customers for a significant portion of our revenues (see note 3).

Liquidity Risk

Liquidity risk results from the Company’s potential inability to meet its financial liabilities, for example payments to suppliers.  The Company ensures sufficient liquidity through the management of net working capital and cash balances.

The Company’s liquidity risk is primarily attributable to its cash and cash equivalents. The Company limits exposure to liquidity risk on its liquid assets through maintaining its cash and cash equivalent deposits with high-credit quality financial institutions. Due to the nature of these investments, the funds are available on demand to provide optimal financial flexibility.

The Company believes that its current sources of liquidity are sufficient to cover its likely applicable short term cash obligations. The Company’s financial obligations include accounts payable and accrued liabilities which generally fall due within 45 days.

The net liquidity of the Company is considered to be the cash and cash equivalents less accounts payable and accrued liabilities.

	December 31, 2012	December 31, 2011
Cash, cash equivalents and short term investments	$46,785,518	$9,184,134
Debt facility available (US$3,000,000)	-	3,051,000
Less: Debt facility repayments in first 12 months	-	(1,135,000)
Less: Accounts payable and accrued liabilities	(3,776,287)	(3,972,551)
	$43,009,231	$7,127,583

Foreign currency risk

The Company’s revenues and operating expenses are denominated in both Canadian and US dollars so the results of the Company’s operations are subject to currency transaction and translation risk.

The operating results and financial position of the Company are reported in Canadian dollars in the Company’s financial statements. The fluctuation of the US dollar in relation to the Canadian dollar will consequently have an impact upon the Company’s income or loss and may also affect the value of the Company’s assets and the amount of shareholders’ equity.

The Company manages its US dollar exchange rate risk by, whenever possible, using cash received from US dollar revenues to pay US dollar expenses and by limiting its holdings of US dollar cash and cash equivalent balances to working capital levels. The Company used a forward exchange contract to convert US$45,000,000 into Canadian dollars in November 2012. The Company has not entered into any other agreements or purchased any instruments to hedge possible currency risks.

The Company’s exposure to US dollar currency expressed in Canadian dollars was as follows:

	December 31, 2012	December 31, 2011
Cash and cash equivalents	$149,058	$1,259,029
Accounts receivable	1,025,306	780,176
Accrued revenue	2,361,836	185,356
Accounts payable and accrued liabilities	(2,969,454)	(2,365,191)
	$566,746	$(325,986)

An analysis of the Company’s sensitivity to foreign currency exchange rate movements is not provided in these financial statements as a large proportion of the Company’s foreign currency purchases are reimbursed by collaborators and customers which mitigates the Company’s foreign currency risk; therefore, the impact on the Company is not material.